Investment Objectives and Goals - iShares High Yield Muni Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES HIGH YIELD MUNI ACTIVE ETF Ticker: HIMU Stock Exchange: CBOE BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares High Yield Muni Active ETF (the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.